Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2022
Retirement Benefits [Abstract]
Schedule of capital requirements
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,019	$5,107,820	$4,724,801	1,334%
Zhong Yang Capital Limited	383,019	647,686	264,666	169%
Total	$766,038	$5,755,506	$4,989,467	751%

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$385,872	$5,626,013	$5,240,141	1458%
Zhong Yang Capital Limited	385,872	659,069	273,197	171%
Total	$771,744	$6,285,082	$5,513,338	814%